Note 11 - Stock-based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

11.         STOCK-BASED COMPENSATION

2017 Stock Incentive Plan—Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding under the 2017 Plan as of  September 30, 2024 and  2023:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	605	$285.36	650	$259.50
Granted	—	—	—	—
Vested	(52)	259.97	(246)	255.85
Cancelled and forfeited	(537)	254.10	(45)	260.10
Nonvested RSUs as of September 30	16	$260.08	359	$285.36

In addition, the weighted average remaining recognition period for the 2017 RSUs is 0.3 year as of September 30, 2024.

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock units were recognized in the condensed consolidated statements of operations for the nine months ended September 30, 2024 and 2023, as follows:

	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$9	$21
General and administrative	15	23
Total	$24	$44

As of September 30, 2024, there was $3,200 unrecognized stock compensation expense related to unvested restricted stock units under the 2017 Plan.

2017 Stock Incentive Plan— Stock Options

The following table summarizes the activity for all stock options outstanding as of  September 30, 2024 and  2023 under the 2017 Plan:

	2024		2023
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	18,093	$101.04	32,706	$96.24
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	—	—	(14,613)	88.17
Balance as of September 30	18,093	$101.04	18,093	$101.04
Options exercisable as of September 30:	18,093	$101.04	18,093	$101.04

The options have no intrinsic value as of September 30, 2024, or December 31, 2023, respectively.

There was no stock compensation expense recognized for stock options in the condensed consolidated statements of operations for the nine months ended September 30, 2024 and 2023.

As of September 30, 2024, there was no unrecognized stock compensation expense related to unvested stock options.

2021 Stock Incentive Plan—Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding as of September 30, 2024 and 2023 under the 2021 Plan:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding RSUs at beginning of period	89,206	$1.56	684	$133.20
Granted	92,444	2.57	50,843	0.62
Vested	(29,775)	4.95	(13,483)	0.62
Cancelled and forfeited	(95,652)	1.89	(621)	126.60
Nonvested RSUs as of September 30	56,223	$3.74	37,423	$20.41

In addition, the weighted average remaining recognition period for the 2021 RSUs is 2.88 years as of September 30, 2024.

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock units were recognized in the condensed consolidated statements of operations for the nine months ended September 30, 2024 and 2023, as follows:

	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$24	$21
General and administrative	38	17
Total	$62	$38

As of September 30, 2024, there was $197,800 unrecognized stock compensation expense related to unvested restricted stock units under the 2021 Plan.

2021 Stock Incentive Plan—Restricted Stock Awards

In May 2024, the Company approved the grant of 254,185 restricted stock awards (RSAs) to Officers and certain directors. The RSAs were released to the participants when granted but were not vested yet as of  September 30, 2024.

The following table summarizes the activity for all RSAs outstanding as of September 30, 2024 and 2023 under the 2021 Plan:

	2024		2023
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSAs at beginning of period	—	$—	—	$—
Granted	254,185	2.42	—	—
Vested	—	—	—	—
Cancelled and forfeited	—	—	—	—
Nonvested RSAs as of September 30	254,185	$2.42	—	$—

In addition, the weighted average remaining recognition period for the RSAs is 0.49 years as of September 30, 2024.

Total stock compensation expense recognized from stock-based compensation awards classified as restricted stock awards were recognized in the condensed consolidated statements of operations for the nine months ended September 30, 2024 and 2023, as follows:

	Nine Months Ended
	September 30,
(In thousands)	2024	2023
Research and development	$107	$—
General and administrative	212	—
Total	$319	$—

As of September 30, 2024, there was $297,000 unrecognized stock compensation expense related to unvested restricted stock awards.

11.	STOCK-BASED COMPENSATION

2017 Stock Incentive Plan— Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding under the 2017 Plan at:

	2023		2022
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of period	650	$259.50	17,028	$374.40
Granted	—	—	—	—
Vested	(273)	255.85	(433)	297.00
Cancelled and forfeited	(57)	260.10	(15,945)	382.50
Nonvested RSUs at December 31	320	$285.36	650	$259.50

Total stock compensation expense recognized from stock-based compensation awards classified as RSUs were recognized in the consolidated statements of operations for the years ended December 31, 2023 and 2022, as follows:

	December 31,
	2023	2022
Research and development	$26,400	$38,900
General and administrative	32,100	22,200
Total	$58,500	$61,100

As of December 31, 2023, there was $255,800 unrecognized stock compensation expense related to unvested restricted stock units.

2017 Stock Incentive Plan— Stock Options

The following table summarizes the activity for all stock options outstanding at December 31 under the 2017 Plan:

	2023		2022
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	11,286	$254.40	12,697	$257.10
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled and forfeited	(5,433)	215.35	(1,411)	277.50
Balance at December 31	5,853	$285.36	11,286	$254.40
Options exercisable at December 31:	5,853	$285.36	11,218	$256.20

In addition, the weighted average remaining contractual life for the options is 3.93 years and 4.93 years as of  December 31, 2023 and December 31, 2022, respectively. The options have no intrinsic value as of  December 31, 2023 or December 31, 2022.

Total stock compensation expense recognized from stock-based compensation awards classified as stock options were recognized in the consolidated statements of operations for the years ended December 31, 2023 and 2022, as follows:

	December 31,
	2023	2022
Research and development	$—	$65,000
General and administrative	—	30,000
Total	$—	$95,000

As of December 31, 2023, there was no unrecognized stock compensation expense related to unvested stock options.

As of December 31, 2022, total unrecognized stock compensation expense is $4,700, related to unvested stock options to be recognized over the remaining weighted-average vesting period of 0.29 years.

2021 Stock Incentive Plan—Restricted Stock Units

The following table summarizes the activity for all RSUs outstanding under the 2021 Plan at:

	2023		2022
		Weighted Average		Weighted Average
		Grant Date		Grant Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Nonvested RSUs at beginning of period	684	$133.20	2,068	$165.60
Granted	138,343	1.45	24,610	12.30
Vested	(83,700)	0.23	(25,241)	33.00
Cancelled and forfeited	(621)	126.60	(753)	206.40
Nonvested RSUs at December 31	54,706	$1.56	684	$133.20

Total stock compensation expense recognized from stock-based compensation awards classified as RSUs were recognized in the consolidated statements of operations for years ended December 31, 2023 and 2022, as follows:

	December 31,
	2023	2022
Research and development	$37,700	$56,300
General and administrative	44,900	302,200
Total	$82,600	$358,500

The vested outstanding restricted stock units that have not been released to grantees as of December 31, 2023, were included in calculation of weighted average common shares outstanding, basic and diluted (See Note 3, Net Loss Per Common Share). The Company plans to release these shares to the grantees in the near future. Since there is a possibility that any portion of those shares could be sold as part of the release, the shares will be released in compliance with the Company’s insider trading policy when there is an open trading window and grantees are not in possession of any material non-public information.

2021 Stock Incentive Plan — Stock Options

The following table summarizes the activity for all stock options outstanding at December 31, 2023 under the 2022 Plan:

	2023		2022
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Options outstanding at beginning of period	21,420	$12.90	—	$—
Granted	—	—	24,480	12.90
Exercised	—	—	—	—
Cancelled and forfeited	(9,180)	12.90	(3,060)	—
Balance at December 31	12,240	$12.90	21,420	$12.90
Options exercisable at December 31:	12,240	$12.90	21,420	$12.90
Weighted average grant date fair value for options granted during the year:		$—		$10.80

In addition, the stock options had weighted average remaining contractual life of 3.93 years. There was no stock compensation expense during the year ended December 31, 2023 or December 31, 2022.